Pension and Other Benefit Plans - Amounts recognized in the combined balance sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Pension and Other Benefit Plans
Noncurrent liabilities	$ (15,405)	$ (34,850)
Accumulated other comprehensive (earnings) loss	4,779	23,652
Net amount recognized	$ (10,626)	$ (11,198)